Lines of credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lines Of Credit
Beginning balance of Line credit	$ 15,828,155	$ 14,008,833
Advances received on lines of credit	794,454	727,986
Interest incurred on lines of credit	1,644,027	1,596,667
[custom:InterestTransferredToPromissoryNotesInterestPayable]		(9,250)
Repayment of interest on lines of credit	(310,603)	(496,081)	$ (456,725)
Ending balance of Line of credit	$ 17,956,033	$ 15,828,155	$ 14,008,833